Shareholder Report, Average Annual Return (Details) 196057_RMB Small Cap Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Without Sales Load [Member] | Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RMB Small Cap Fund Class I (without sales charge)
Average Annual Return, Percent	(0.02%)	4.99%	8.60%
Russell 3000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index Total Return
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000 Index Total Return
Average Annual Return, Percent	12.81%	6.09%	9.62%